Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Conditional advances	$ 1,448	$ 0
Lease debts	42,948	49,358
State Guaranteed loan PGE	9,000
EIB loan	18,046	0
EIB warrants	7,797	0
Other non-current financial liabilities	12,884	6,962
Total non-current financial liabilities and non-current lease debts	92,073	69,889
Lease debts	8,502	7,872
Other current financial liabilities	126	116
Total current financial liabilities and current lease debts	13,790	12,960
Trade payables	19,069	21,456
Other current liabilities	10,219	13,179
Total financial liabilities	135,151	117,484
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
State Guaranteed loan PGE	8,950	13,569
State Guaranteed loan « PGE »	$ 5,162	$ 4,972